Other Assets (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Other Assets
Other assets at March 31, 2021 and 2020 consisted of the following:

	At March 31,
	2021	2020
	(In millions)
Prepaid expenses	¥73,737	¥65,129
Accrued income	308,024	330,654
Receivables from brokers, dealers and customers for securities transactions	1,294,607	1,221,414
Cash collateral provided for derivative and other financial transactions	2,000,222	2,121,025
Retirement benefit assets	518,934	168,962
Security deposits	87,578	88,518
Others	662,529	276,928

Total other assets	¥4,945,631	¥4,272,630